RELATED PARTY TRANSACTIONS - MATERIAL TRANSACTIONS UNDERTAKEN WITH GUANGZHOU RAILWAY GROUP AND ITS SUBSIDIARIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) [1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Services received and purchases made
Payment of short term leases	¥ 1,688,137,000		¥ 846,606,000
Passenger trains and freight trains [member]
Services received and purchases made
Payment of short term leases	1,286,566,000		554,003,000	¥ 436,323,000
Guangzhou Railway Group [member] | Passenger Trains [member]
Services received and purchases made
Payment of short term leases	400,473,000		292,603,000	247,714,000
Transportation related services [member]
Provision of services and sales of goods
Revenue for railway network usage and related services provided to related parties (ii)	10,814,585,000	$ 1,697,045	9,572,330,000	9,903,382,000
Services received and purchases made
Provision of repair and maintenance services by related parties (iv)	1,189,762,000	$ 186,700	1,147,603,000	1,073,731,000
Transportation related services [member] | CSRG [member]
Provision of services and sales of goods
Revenue for railway network usage and related services provided to related parties (ii)	1,325,614,000		1,332,346,000	1,563,191,000
Services received and purchases made
Cost for railway network usage and related services provided by related parties (ii)	2,896,222,000		1,985,768,000	2,194,467,000
Transportation related services [member] | Guangzhou Railway Group's subsidiaries [member]
Provision of services and sales of goods
Revenues from railway operation service provided to related parties (iii)	865,220,000		842,350,000	812,470,000
Transportation related services [member] | Guangzhou Railway Group and its subsidiaries [member]
Provision of services and sales of goods
Provision of train transportation services to related parties (i)	3,323,844,000		2,345,512,000	2,060,518,000
Revenue from rendering of services	5,514,678,000		4,520,208,000	4,436,179,000
Services received and purchases made
Provision of train transportation services by related parties (i)	796,142,000		753,288,000	774,291,000
Cost from services received and purchase made	3,692,364,000		2,739,056,000	2,968,758,000
Other services [member] | Guangzhou Railway Group and its subsidiaries [member]
Provision of services and sales of goods
Sales of materials and supplies to related parties (iv)	89,042,000		34,705,000	45,642,000
Services received and purchases made
Provision of repair and maintenance services by related parties (iv)	311,080,000		297,809,000	441,719,000
Purchase of materials and supplies from related parties (iv)	770,683,000		722,487,000	623,433,000
Provision of construction services by related parties (v)	172,592,000		285,616,000	363,424,000
Cost from services received and purchase made	¥ 1,254,355,000		¥ 1,305,912,000	¥ 1,428,576,000

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021or on any other date.